Assets and Liabilities Held For Sale (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Tau Lekoa [Member]	Dec. 31, 2009 Tau Lekoa [Member]	Dec. 31, 2010 Rand Refinery [Member]	Dec. 31, 2009 Rand Refinery [Member]	Feb. 28, 2011 Iss International [Member]	Dec. 31, 2010 Iss International [Member]	Dec. 31, 2009 Iss International [Member]
Long Lived Assets Held For Sale [Line Items]
Assets Net										$ 9
Assets Held For Sale Long Lived	13	65		0	64	1	1		12	0
Impairment Of Long Lived Assets To Be Disposed Of	8			8	4
Disposal Group Not Discontinued Operation Gain Loss On Disposal	7	0	0	7
Long Lived Assets Held For Sale Proceeds From Sale								$ 13